NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST
20.                               NONCONTROLLING INTEREST
Total

Noncontrolling interest in Qingting Changyou	$542
Net loss	(252)
Exchange Difference	10

Balance as of December 31, 2011	$300